DRONELOGICS ACQUISITIONS (Tables)	9 Months Ended
Sep. 30, 2021
Dronelogics Acquisitions
SCHEDULE OF PURCHASE PRICE ALLOCATION

Number of shares of Draganfly Inc.	3,225,438
Fair value of common shares	$0.83
Fair value of shares of Draganfly Inc.	$2,677,114
Present value of the fair value of shares of Draganfly Inc.	2,178,960
Cash portion of purchase price	500,000
Total	$2,678,960

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements - Unaudited

For The Three and Nine Months Ended September 30, 2021

Expressed in Canadian Dollars

3.	DRONELOGICS ACQUISITION (CONT’D)

Tangible assets acquired
Cash	$42,593
Accounts receivable	98,852
Inventory	629,684
Prepaids and deposits	93,997
Other current assets	3,014
Capital assets	54,946
Right-of-use assets	83,428
Accounts payable and accrued liabilities	(222,766)
Customer deposits	(245,959)
Loans	(245,752)
Other current liabilities	(8,437)
Lease liabilities	(87,203)
196,397

Identifiable intangible assets
Customer relationships	197,000
Website	119,000
316,000

Goodwill	2,166,563
Total consideration	$2,678,960